Note 11 - Capital Leased Assets and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Prepaid Lease Rentals [Table Text Block]
	December 31, 2017	December 31, 2018
Prepaid lease rentals	$60,422	$51,670
Less: Amortization of prepaid lease rentals	(8,752)	(8,751)
Prepaid lease rentals	$51,670	$42,919
Less: current portion	(8,752)	(8,752)
Non-current portion	$42,918	$34,167

Finance Lease Obligations [Table Text Block]
Year ending December 31,	Amount
2019	49,798
2020	49,895
2021	49,798
2022	49,798
2023	95,086
2024 and thereafter	108,455
Total	402,830
Less: Amount of interest ( MSC Azov , MSC Ajaccio , MSC Amalfi , Leonidio and Kyparissia )	(60,172)
Total lease payments	342,658
Less: Financing costs, net	(3,326)
Total lease payments, net	339,332

Finance Lease Obligations Current and Non-Current [Table Text Block]
	December 31, 2017	December 31, 2018
Capital lease obligation – current	$33,753	$35,115
Less: current portion of financing costs	(879)	(816)
Capital lease obligation – non-current	342,658	307,543
Less: non-current portion of financing costs	(3,326)	(2,510)
Total	$372,206	$339,332